Condensed Combined and Consolidated Statements of Cash Flows - USD ($) $ in Thousands		9 Months Ended				12 Months Ended
		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities:
Net loss (1)		$ (118,075)	[1]	$ (23,411)	[1]	$ (33,077)		$ (24,266)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		254		256		343		235
Amortization included in cost of claim recoveries						164		125
Claims amortization expense		92,866		114
Paid in kind interest		34,475		19,557		27,023		20,843
Change in fair value of derivatives		10,065
Deferred income taxes		(857)
Share based compensation		20,055
Change in fair value of warrant liability		1,619
PPP loan forgiveness				(1,043)		(1,043)		(44)
Realized gain on equity securities				(201)		(201)		(18)
Unrealized losses on investments—short position								279
Gain on debt extinguishment		(63,367)
Change in operating assets and liabilities:
Accounts receivable		(7,525)
Affiliate receivable		2,296	[1]	755	[1]	801	[2]	(3,346)	[2]
Affiliate payable		(25,430)	[1]	1,868	[1]	6,225	[2]	5,670	[2]
Prepaid expenses and other assets		(32,609)		(6,999)		1		(9)
Commission payable		75
Accounts payable and accrued liabilities		15,394		2,848		2,013		268
Deferred service fee income								249
Net cash provided by (used in) operating activities		(70,764)		(6,256)		2,249		(14)
Cash flows from investing activities:
Additions to property, plant, and equipment		(1,863)		(481)		(481)		(330)
Additions to intangible assets		(2,700)				(150)
Proceeds from sale of short positions								1,298
Purchases of equity securities				(4,056)		(4,056)		(1,255)
Proceeds from sale of equity securities				4,450		4,450		1,273
Purchase of securities to cover short position				(1,770)		(1,770)
Net cash used in investing activities		(4,563)		(1,857)		(2,007)		986
Cash flows from financing activities:
Proceeds from debt financing								1,086
Additions to deferred transaction costs						(7,973)
Proceeds from Business Combination		12,009
Transaction costs incurred for the Business Combination		(49,638)
Proceeds from related party loan	[1]	125,759
Issuance of common stock		8,804
Issuance of temporary equity		2,417
Contributions from members				227		227		8,524
Distributions to members				(2,639)		(2,711)
Net cash used in financing activities		99,351		(2,412)		(10,457)		9,610
Increase (decrease) in cash and cash equivalents		24,024		(10,525)		(10,215)		10,582
Cash and cash equivalents at beginning of year		1,664		11,879		11,879		1,297
Cash and cash equivalents at end of year		25,688		1,354		1,664		11,879
Supplemental disclosure of non-cash investing and financing activities:
Purchase of intangible asset financed by note payable				500		83,805
Purchase of intangible asset through issuance of Class A common stock		10,000
Purchase of intangible asset in accrued expenses		48,167
Payment of professional fees through issuance of Class A common stock		1,326
Transaction costs incurred included in accounts payable and accrued liabilities		$ 29,692
Cash paid during the period for:
Interest				$ 22		$ 23		$ 43

[1]	Balances include related party transactions. See Note 13, Related Party, for further details.
[2]	Balances include related party transactions. See Note 11, Related Party, for further details.